Other Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Intangible asset, Gross	$ 94,688	$ 83,314
Intangible assets, Accumulated amortization	51,868	41,905
Other intangible assets, net	42,820	41,409
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, Gross	21,980	19,344
Intangible assets, Accumulated amortization	$ 11,705	9,889
Weighted average remaining useful life (years)	8 years
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, Gross	$ 71,428	62,585
Intangible assets, Accumulated amortization	$ 39,597	31,543
Weighted average remaining useful life (years)	4 years 10 months 25 days
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, Gross	$ 1,280	1,385
Intangible assets, Accumulated amortization	$ 566	$ 473
Weighted average remaining useful life (years)	5 years 6 months